Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Contract receivable	$ (4,767,100)	$ 0	$ 0
Other receivables	16,680	285,653	(148,308)
Prepaid expenses	(915,222)	245,828	(215,116)
Accounts payable and accrued liabilities	(384,641)	1,359,172	(664,505)
Contract liability	6,182,580	0	0
Non-cash impact of foreign exchange	48,558	343,212	(77,535)
Change in non-cash working capital related to operating activities	$ 180,855	$ 2,233,865	$ (1,105,464)